Royce CRK Prospectus | Royce Low-Priced Stock Fund
Royce Low-Priced Stock Fund
The Royce Fund Supplement to the Consultant, R, and K Class Shares Prospectus Dated May 1, 2017 Royce Low-Priced Stock Fund
I. Royce Low-Priced Stock Fund
Effective as of the date hereof, the annual fund operating expense table and the expense example for Royce Low-Priced Stock Fund are deleted in their entirety and replaced with the following:
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Royce CRK Prospectus Royce Low-Priced Stock Fund R Class
Management fees	1.00%
Distribution (12b-1) fees	0.50%
Other expenses	1.32%
Acquired Fund Fees and Expenses	0.10%
Total annual Fund operating expenses	2.92%
Fee waivers and/or expense reimbursements	(0.98%)	[1]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.94%	[2]
[1]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the R Class's net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.84% through April 30, 2018 and at or below 1.99% through April 30, 2027.
[2]	Total annual Fund operating expenses may differ from the expense ratio in the Fund's Financial Highlights because the highlights include only the Fund's direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds, and other investment companies.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be

Expense Example	Royce CRK Prospectus Royce Low-Priced Stock Fund R Class USD ($)
1 Year	$ 197
3 Years	640
5 Years	1,110
10 Years	$ 2,409